INVENTORY (Details) - USD ($)	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CBD Energy Water	$ 127,461		$ 159,813	$ 107,719
Hemp Energy Drink	290,886		343,119	393,021
Storm CBD Water	27,292		28,692	41,760
Merchandise and Apparel	11,465		11,948	26,304
Unfilled Cans			38,705	86,459
Miscellaneous Beverages	61,328		33,225
Other Inventory	50,067		43,362	31,659
Point of Sale Inventory	7,989		1,640
Total Inventory	752,951		660,504	686,922
Ooh La Lemin Drink	74,976
Unfilled Cans, Trays and Sleeves	82,634		38,705
Raw Materials	18,853
Total Inventory	$ 752,951		660,504	686,922
S And S Beverage [Member]
Total Inventory		$ 240,797	240,797	254,996
Raw Materials				24,246
Lemin		234,885	234,885	143,686
Trays, Cans and Sleeves		5,912	5,912	87,064
Total Inventory		$ 240,797	$ 240,797	$ 254,996